Consolidated Statements of Income $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($) $ / EquityInstruments	Dec. 31, 2020 MXN ($) $ / EquityInstruments	Dec. 31, 2019 MXN ($) $ / EquityInstruments
Consolidated Statements of Income
Net sales	$ 103,521,823	$ 97,361,634	$ 101,757,181
Cost of sales	59,561,521	56,989,655	59,067,362
Selling expenses	10,460,246	10,366,582	11,099,011
Administrative expenses	13,710,793	12,713,657	13,269,191
Income before other income or expense	19,789,263	17,291,740	18,321,617
Other income (expense), net	2,388,008	233,628	(1,316,587)
Operating income	22,177,271	17,525,368	17,005,030
Finance expense	(12,368,807)	(10,482,168)	(11,275,198)
Finance income	620,222	4,227,192	2,464,403
Finance expense, net	(11,748,585)	(6,254,976)	(8,810,795)
Share of income (loss) of associates and joint ventures, net	3,671,877	(5,739,668)	581,023
Income before income taxes	14,100,563	5,530,724	8,775,258
Income taxes	6,745,778	5,227,900	2,668,445
Net income	7,354,785	302,824	6,106,813
Net income (loss)attributable to:
Stockholders of the Company	6,055,826	(1,250,342)	4,626,139
Non-controlling interests	1,298,959	1,553,166	1,480,674
Net income	$ 7,354,785	$ 302,824	$ 6,106,813
Basic earnings (loss) per CPO attributable to stockholders of the Company | $ / EquityInstruments	2.17	(0.44)	1.60
Diluted earnings (loss) per CPO attributable to stockholders of the Company | $ / EquityInstruments	2.01	(0.41)	1.53